Average Annual Total Returns - Morgan Stanley Long Duration Government Opportunities Fund - Classes A, L, I, and C - Long Duration Government Opportunities Fund		12 Months Ended	60 Months Ended	120 Months Ended	128 Months Ended	341 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [7]	Dec. 31, 2025
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.58%	0.06%	2.44%		4.44%	[2]
Bloomberg U.S. Long Treasury Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	5.59%	(7.23%)	0.02%		4.87%	[2]
Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	5.59%	(2.81%)	0.29%		3.48%	[2]
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[5]	9.81%	(1.60%)	0.86%		2.91%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[5],[6]	7.65%	(3.11%)	(0.50%)		1.39%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[5]	5.75%	(1.85%)	0.07%		1.60%
Class L
Prospectus [Line Items]
Average Annual Return, Percent	[5]	13.10%	(1.26%)	0.90%		2.62%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	[5]	13.91%	(0.61%)	1.54%		3.31%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	[5]	11.54%	(1.75%)	0.56%	0.47%

[1]
5	The Bloomberg U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-Employee Retirement Income Security Act of 1974 (non-ERISA) eligible portion of the CMBS Index. The index covers U.S. dollar-denominated, taxable bonds that are rated either investment grade or high-yield. It is not possible to invest directly in an index.

[2]
6	Since inception reflects the inception date of Class A shares.

[3]
7	The Bloomberg U.S. Long Treasury Index measures the performance of U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury with a maturity greater than 10 years. Separate trading of registered interest and principal of securities (STRIPS) are excluded from the index because their inclusion would result in double-counting. It is not possible to invest directly in an index.

[4]
8	The Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index is a performance linked benchmark of the Fund’s old benchmark prior to May 31, 2023 and the Fund’s benchmark for the period after May 31, 2023. The Fund’s benchmark prior to May 31, 2023 represented by Bloomberg U.S. Government/Mortgage Index (an index that includes Treasuries, government related issues, and agency mortgage backed pass through securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC) and the Fund’s benchmark for the period after May 31, 2023 represented by Bloomberg U.S. Long Treasury Index. It is not possible to invest directly in an index.

[5]
2	Class A, L and I shares commenced operations on July 28, 1997. Class C shares commenced operations on April 30, 2015.

[6]
3	These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.

[7]
4	Class C shares will generally automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.